Income tax - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Net loss	€ (33,590)	€ (50,915)	€ (30,345)
Income tax	9	3	0	[1]
Recurring loss before tax	€ (33,581)	€ (50,912)	€ (30,345)
Theoretical tax rate (statutory rate in France)	28.00%	31.00%	33.33%
Theoretical tax (benefit) expense	€ (9,403)	€ (15,782)	€ (10,115)
Share-based payment	819	1,339	622
Other temporary differences	(6)	(1)	(17)
Other non-taxable items	(540)	(736)	(1,084)
Unrecognized tax losses	€ 9,138	€ 15,177	€ 10,593
Effective tax rate	0.00%	0.00%	0.00%

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)